Taxes - Deferred tax assets and liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes
Deferred tax assets (liabilities)	$ (86,856)	$ (1,825,605)	$ 6,034,706	$ 5,480,516
Deferred tax asset attributable to deductible operating loss carryforwards	20 years
Recognized deferred tax assets		180,563
Ecopetrol USA Inc.
Taxes
Deferred tax assets operating loss carry forwards not subject to expiration	$ 339,950	765,914
Refineria De Cartagana
Taxes
Deferred tax assets operating loss carry forwards not subject to expiration	$ 1,871,732	2,027,433
Invercolsa S.A.
Taxes
Deferred tax asset attributable to deductible operating loss carryforwards	12 years
Operating loss carryforwards, subject to expiration	$ 17,524	14,626
Ruta de la Araucana and Transamerican
Taxes
Operating loss carryforwards, subject to expiration	111,273	137,289
Ruta Costera
Taxes
Operating loss carryforwards, subject to expiration	84,964	17,953
Internexa Chile
Taxes
Operating loss carryforwards, subject to expiration	16,062	12,931
Ruta del Maipo
Taxes
Operating loss carryforwards, subject to expiration	1,000,632	763,272
ISA Interchile
Taxes
Operating loss carryforwards, subject to expiration	1,104,625	756,410
Ruta Del Loa
Taxes
Operating loss carryforwards, subject to expiration	27,472	13,816
Loans
Taxes
Deferred tax assets (liabilities)	8,707,743	3,385,388
Loss carry forwards
Taxes
Deferred tax assets (liabilities)	6,497,845	6,122,243
Operating loss carryforwards, subject to expiration	1,887,805	1,591,781
Provisions
Taxes
Deferred tax assets (liabilities)	3,712,239	4,029,550
Employee benefits
Taxes
Deferred tax assets (liabilities)	963,558	1,378,161
Accounts payable
Taxes
Deferred tax assets (liabilities)	54,611	13,774
Presumptive income tax excesses
Taxes
Deferred tax assets (liabilities)	0	180,563
Goodwill
Taxes
Deferred tax assets (liabilities)	(604,350)	(405,973)
Others
Taxes
Deferred tax assets (liabilities)	(3,499,216)	(3,050,013)
Accounts receivable
Taxes
Deferred tax assets (liabilities)	(4,558,699)	(4,029,534)
Property plant and equipment and Natural and environmental resources
Taxes
Deferred tax assets (liabilities)	$ (11,360,587)	$ (9,449,764)